INTANGIBLE ASSETS - Schedule of Expected Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 5,632	$ 5,632
2023	5,632	5,632
2024	5,632	5,632
2025	5,632	5,632
2026		5,632
Thereafter		44,211
Total intangible assets, net	71,019	72,371	$ 530
Technology
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	4,143	4,143
2023	4,143	4,143
2024	4,143	4,143
2025	4,143	4,143
2026		4,143
Thereafter		40,433
Total intangible assets, net	60,095	61,132
Intellectual property
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	925	925
2023	925	925
2024	925	925
2025	925	925
2026		925
Thereafter		3,778
Total intangible assets, net	8,325	8,556
Patents, licences and software development
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	564	564
2023	564	564
2024	564	564
2025	564	564
2026		564
Thereafter		0
Total intangible assets, net	$ 2,599	$ 2,683	$ 530